As filed with the Securities and Exchange Commission on February 23, 2010

Securities Act File No. 33-80966

Investment Company Act File No. 811-8598

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒

Pre-Effective Amendment No	☐

Post-Effective Amendment No. 33	☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

Amendment No. 34	☒

The Commerce Funds

(Exact Name of Registrant as Specified in Charter)

922 Walnut Street, Fourth Floor

Mail Code=TB4-1

Kansas City, Missouri 64106

(Address of Principal Executive Offices)

Registrant’s Telephone Number:

1-800-995-6365

Diana E. McCarthy

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, Pennsylvania 19103-6996

(Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box)

☐	immediately upon filing pursuant to paragraph (b)
☒	on February 26, 2010 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: none

This Post-Effective Amendment to the Registration Statement on Form N-1A is being filed for the sole purpose of designating a new effective date of February 26, 2010 for the previously filed Post-Effective Amendment No. 32 to the Registrant’s Registration Statement filed under Rule 485(a) of the Securities Act of 1933. Pursuant to Rule 485(a)(1), Post-Effective Amendment No. 32 would have become effective on February 24, 2010. This Post-Effective Amendment incorporates by reference the information contained in Parts A, B, and C of Post-Effective Amendment No. 32 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, as filed with the Commission on December 22, 2009.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, Registrant certifies that it meets all the requirements for effectiveness of this Post-Effective Amendment No. 33 under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 33 to its Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Kansas City, State of Missouri, on the 23rd day of February, 2010.

THE COMMERCE FUNDS
Registrant

/s/ William Schuetter
William Schuetter
President

Pursuant, to the requirements of the Securities Act of 1933, this Post-Effective Amendment to Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Peter W. Fortner Peter W. Fortner	Chief Accounting Officer	February 23, 2010

/s/ David L. Bodde David L. Bodde	Trustee	February 23, 2010

/s/ Martin E. Galt, III Martin E. Galt, III	Trustee	February 23, 2010

/s/ John Eric Helsing John Eric Helsing	Trustee, Chairman	February 23, 2010

/s/ Charles W. Peffer Charles W. Peffer	Trustee	February 23, 2010